UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21407
Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
September 30, 2006

Shares	Description (1)	Value

	Common Stocks – 33.9% (23.4% of Total Investments)

	Aerospace & Defense – 2.3%

50,000	Lockheed Martin Corporation	$4,303,000
85,000	Raytheon Company	4,080,850

	Total Aerospace & Defense	8,383,850

	Capital Markets – 1.1%

85,000	JPMorgan Chase & Co.	3,991,600

	Commercial Banks – 2.0%

69,200	Bank of America Corporation	3,707,044
65,000	Wachovia Corporation	3,627,000

	Total Commercial Banks	7,334,044

	Commercial Services & Supplies – 1.3%

105,000	Pitney Bowes Inc.	4,658,850

	Containers & Packaging – 0.9%

146,300	Packaging Corp. of America	3,394,160

	Diversified Financial Services – 1.3%

100,000	Citigroup Inc.	4,967,000

	Diversified Telecommunication Services – 3.8%

175,500	AT&T Inc.	5,714,280
90,000	KT Corporation, Sponsored ADR	1,932,300
52,500	Telecom Italia S.p.A., Sponsored ADR	1,487,325
131,100	Verizon Communications Inc.	4,867,743

	Total Diversified Telecommunication Services	14,001,648

	Electric Utilities – 1.4%

67,100	EDP – Energias de Portugal, S.A., Sponsored ADR	2,896,707
118,000	Korea Electric Power Corporation, Sponsored ADR	2,306,900

	Total Electric Utilities	5,203,607

	Household Durables – 0.9%

112,000	Newell Rubbermaid Inc.	3,171,840

	Household Products – 1.3%

73,000	Kimberly-Clark Corporation	4,771,280

	Insurance – 2.4%

100,800	Aon Corporation	3,414,096
65,400	Hartford Financial Services Group, Inc.	5,673,450

	Total Insurance	9,087,546

	Media – 1.3%

55,000	CBS Corporation, Class B	1,549,350
118,300	Clear Channel Communications, Inc.	3,412,955

	Total Media	4,962,305

	Metals & Mining – 1.6%

84,900	Alumina Limited, Sponsored ADR	1,552,821
33,000	POSCO, ADR	2,142,690
12,100	Rio Tinto PLC, Sponsored ADR	2,294,523

	Total Metals & Mining	5,990,034

	Multi-Utilities – 1.4%

37,800	Dominion Resources, Inc.	2,891,322
82,800	United Utilities PLC, Sponsored ADR	2,192,544

	Total Multi-Utilities	5,083,866

	Oil, Gas & Consumable Fuels – 3.2%

33,000	ChevronTexaco Corporation	2,140,380
41,800	ConocoPhillips	2,488,354
57,500	Eni S.p.A., Sponsored ADR	3,421,825
60,000	Total SA, Sponsored ADR	3,956,400

	Total Oil, Gas & Consumable Fuels	12,006,959

	Paper & Forest Products – 1.4%

105,500	International Paper Company	3,653,465
97,000	Stora Enso Oyj, Sponsored ADR	1,466,640

	Total Paper & Forest Products	5,120,105

	Pharmaceuticals – 0.4%

71,000	Pfizer Inc.	2,013,560

	Thrifts & Mortgage Finance – 2.6%

81,600	Federal National Mortgage Association	4,562,256
124,100	IndyMac Bancorp, Inc.	5,107,956

	Total Thrifts & Mortgage Finance	9,670,212

	Tobacco – 2.6%

88,200	Altria Group, Inc.	6,751,708
56,000	Loews Corp – Carolina Group	3,101,840

	Total Tobacco	9,853,548

	Wireless Telecommunication Services – 0.7%

110,250	Vodafone Group PLC	2,520,315

	Total Common Stocks (cost $96,954,757)	126,186,329

Shares	Description (1)	Value

	Real Estate Investment Trust Common Stocks – 39.4% (27.2% of Total Investments)

	Diversified – 0.9%

212,200	Newkirk Realty Trust Inc.	$3,497,056

	Industrial – 1.3%

106,000	First Industrial Realty Trust, Inc.	4,664,000

	Mortgage – 0.4%

45,000	American Home Mortgage Investment Corp.	1,569,150

	Office – 13.1%

200,300	Brandywine Realty Trust	6,519,765
219,100	Equity Office Properties Trust	8,711,413
178,700	Glenborough Realty Trust Incorporated	4,597,951
435,600	HRPT Properties Trust	5,205,420
158,900	Mack-Cali Realty Corporation	8,231,018
146,800	Maguire Properties, Inc.	5,980,632
115,400	Reckson Associates Realty Corporation	4,939,120
416,000	Republic Property Trust	4,584,320

	Total Office	48,769,639

	Residential – 7.4%

114,900	Archstone-Smith Trust	6,255,156
57,500	AvalonBay Communities, Inc.	6,922,998
86,200	Camden Property Trust	6,552,062
164,400	Post Properties, Inc.	7,812,286

	Total Residential	27,542,502

	Retail – 6.2%

252,900	Cedar Shopping Centers Inc.	4,089,393
73,500	Federal Realty Investment Trust	5,461,050
221,000	Kite Realty Group Trust	3,765,840
49,900	Macerich Company	3,810,364
107,100	New Plan Excel Realty Trust	2,897,055
32,400	Simon Property Group, Inc.	2,936,088

	Total Retail	22,959,790

	Specialized – 10.1%

376,300	Ashford Hospitality Trust Inc.	4,489,259
78,500	Cogdell Spencer Inc.	1,628,875
350,000	DiamondRock Hospitality Company	5,813,500
172,300	Extra Space Storage Inc.	2,982,513
148,700	Hersha Hospitality Trust	1,427,520
166,000	Nationwide Health Properties, Inc.	4,438,840
74,374	Public Storage, Inc.	6,395,420
293,800	Senior Housing Properties Trust	6,269,692
190,400	U-Store-It Trust	4,085,984

	Total Specialized	37,531,603

	Total Real Estate Investment Trust Common Stocks (Cost $103,927,978)	146,533,740

Shares	Description (1)	Coupon	Ratings (2)	Value

	Real Estate Investment Trust $25 Par (or similar) Preferred Securities – 0.2% (0.1% of Total Investments)

30,000	BRE Properties, Series D	6.750%	BBB-	$733,200

	Total Real Estate Investment Trust $25 Par (or similar) Preferred Securities (cost $701,100)			733,200

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 26.5% (18.3% of Total Investments) (4)

	Aerospace & Defense – 1.7%

$2,454	Hexcel Corporation, Term Loan B	7.226%	3/01/12	BB-	$2,460,344
1,758	K&F Industries, Inc., Term Loan C	7.330%	11/18/12	B+	1,763,004
1,609	Vought Aircraft Industries, Inc., Term Loan	7.880%	12/22/11	B+	1,622,991
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.834%	12/22/10	B+	365,795

6,185	Total Aerospace & Defense				6,212,134

	Auto Components – 1.6%

2,500	Federal Mogul Corporation, Term Loan A, (5)	7.580%	2/24/04	N/R	2,416,666
1,874	Gen Tek Inc., Term Loan B	7.416%	12/31/10	B+	1,883,724
1,217	Tenneco Automotive Inc., Term Loan B	7.400%	12/12/10	BB-	1,224,019
534	Tenneco Automotive Inc., Term Loan B-1	7.330%	12/12/10	BB-	537,690

6,125	Total Auto Components				6,062,099

	Building Products – 1.0%

1,960	Nortek, Inc., Term Loan B	7.360%	8/27/11	B	1,955,101
984	Stile Acquisition Corporation, Canadian Term Loan	7.489%	4/05/13	BB-	967,021
986	Stile Acquisition Corporation, Term Loan B	7.489%	4/05/13	BB-	968,668

3,930	Total Building Products				3,890,790

	Chemicals – 1.6%

2,000	Georgia Gulf Corporation, Term Loan B, WI/DD	TBD	TBD	BB	2,006,500
2,000	Lyondell Citgo Refining LP, Term Loan, WI/DD	TBD	TBD	BB	2,008,750
1,970	Rockwood Specialties Group, Inc., Term Loan E	7.485%	7/30/12	B+	1,980,589

5,970	Total Chemicals				5,995,839

	Commercial Services & Supplies – 0.6%

663	Allied Waste North America, Inc., Letter of Credit	7.084%	1/15/12	Ba3	661,811
1,669	Allied Waste North America, Inc., Term Loan B	7.210%	1/15/12	Ba3	1,665,030

2,332	Total Commercial Services & Supplies				2,326,841

	Containers & Packaging – 1.6%

1,500	Berry Plastics Corporation, Term Loan	7.080%	8/31/13	B+	1,502,063
2,948	Graham Packaging Company, L.P., Term Loan B	7.765%	10/07/11	B	2,958,860
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.572%	11/01/11	B+	175,836
833	Smurfit-Stone Container Corporation, Term Loan B	7.657%	11/01/11	B+	838,340
423	Smurfit-Stone Container Corporation, Term Loan C	7.667%	11/01/11	B+	425,899
133	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	B+	133,649

6,012	Total Containers & Packaging				6,034,647

	Diversified Telecommunication Services – 0.8%

1,000	Cebridge III LLC., Term Loan B	7.739%	11/01/14	B+	992,657
1,975	Intelsat Ltd., Term Loan	7.758%	7/01/13	B1	1,988,578

2,975	Total Diversified Telecommunication Services				2,981,235

	Electric Utilities – 0.5%

1,985	Mirant Corporation, Term Loan	7.074%	1/03/13	BB-	1,981,631

	Electrical Equipment – 0.5%

1,583	Sensus Metering Systems Inc., Term Loan B-1	6.483%	12/17/10	B+	1,582,609
210	Sensus Metering Systems Inc., Term Loan B-2	7.086%	12/17/10	B+	210,217

1,793	Total Electrical Equipment				1,792,826

	Electronic Equipment & Instruments – 0.3%

998	Sensata Technologies B.V., Term Loan	7.239%	4/27/13	BB-	991,967

	Food Products – 0.8%

2,918	Michael Foods, Inc., Term Loan B	7.541%	11/21/10	B+	2,925,128

	Health Care Equipment & Supplies – 0.3%

666	Kinteic Concepts, Inc., Term Loan B-2	7.120%	8/11/10	BB	668,723

	Health Care Providers & Services – 1.6%

1,710	Davita Inc., Term Loan B	7.501%	10/05/12	BB-	1,718,280
2,085	LifePoint Hospitals Holdings, Inc., Term Loan B	6.949%	4/15/12	Ba3	2,073,285
1,990	Quintiles Transnational Corporation, Term Loan B	7.370%	3/31/13	B1	1,989,690

5,785	Total Health Care Providers & Services				5,781,255

	Hotels, Restaurants & Leisure – 3.0%

1,990	24 Hour Fitness Worldwide, Inc., Term Loan B	8.055%	6/08/12	B	2,004,510
2,452	Burger King Corporation, Term Loan B	6.875%	6/30/12	BB-	2,452,802
122	Cracker Barrel, Delayed Draw Term Loan B-2, (6) (7)	0.750%	4/28/13	BB	(916)
876	Cracker Barrel, Term Loan B-1	6.959%	4/28/13	BB	873,430
1,980	Penn National Gaming, Inc., Term Loan B	7.194%	10/03/12	BB	1,989,962
1,000	Sonic Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,006,042
513	Venetian Casino Resort, LLC, Delayed Draw Term Loan	7.120%	6/15/11	BB-	513,782
2,487	Venetian Casino Resort, LLC, Term Loan	7.120%	6/15/11	BB-	2,491,843

11,420	Total Hotels, Restaurants & Leisure				11,331,455

	Insurance – 0.3%

1,180	Conseco, Inc., Term Loan	7.080%	6/22/10	BB-	1,180,731

	IT Services – 1.0%

1,730	Fidelity National Information Services, Term Loan B	7.080%	3/09/13	BB+	1,734,715
1,980	SunGard Data Systems Inc., Term Loan B	7.999%	2/11/13	B+	1,996,264

3,710	Total IT Services				3,730,979

	Media – 5.1%

1,990	Cablevision Systems Corporation, Incremental Term Loan	7.183%	3/30/13	BB	1,984,003
2,000	Charter Communications Inc., Term Loan B	8.125%	4/28/13	B	2,010,663
1,313	Dex Media West, LLC, Term Loan B	6.871%	3/09/10	BB	1,307,786
1,995	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.617%	4/08/12	N/R	1,978,167
2,000	Neilsen Finance LLC, Term Loan B	8.190%	8/09/13	B+	1,995,556
1,717	R. H. Donnelley Inc., Tranche D	6.885%	6/30/11	Ba3	1,706,247
1,891	Regal Cinemas Corporation, Term Loan	7.117%	11/10/10	BB-	1,886,239
1,000	UPC Broadband Holding BV, Term Loan J2	7.640%	3/29/13	B	999,241
1,000	UPC Broadband Holding BV, Term Loan K2	7.640%	12/31/13	B	999,241
1,945	WMG Acquisition Corp., Term Loan	7.389%	2/28/11	B+	1,953,771
2,000	Yell Group, Term Loan	7.324%	2/09/13	Ba3	2,009,437

18,851	Total Media				18,830,351

	Metals & Mining – 0.3%

684	Amsted Industries Incorporated, Delayed Draw Term Loan, (6)(7)	0.500%	4/05/11	BB-	(9,399)
948	Amsted Industries Incorporated, Term Loan B	7.465%	4/05/13	BB-	948,211

1,632	Total Metals & Mining				938,812

	Multiline Retail – 0.3%

949	Neiman Marcus Group Inc., Term Loan	7.891%	3/28/13	B+	956,846

	Multi-Utilities – 0.5%

371	NRG Energy Inc., Credit-Linked Deposit	7.367%	2/01/13	BB-	372,928
1,621	NRG Energy Inc., Term Loan	7.367%	2/01/13	BB-	1,628,920

1,992	Total Multi-Utilities				2,001,848

	Oil, Gas & Consumable Fuels – 0.5%

387	Targa Resources Inc., Synthetic Letter of Credit	7.624%	10/31/12	B+	389,101
1,597	Targa Resources Inc., Term Loan B	7.644%	10/31/12	B+	1,605,043

1,984	Total Oil, Gas & Consumable Fuels				1,994,144

	Paper & Forest Products – 0.5%

1,985	Georgia-Pacific Corporation, Term Loan B	7.390%	12/20/12	BB-	1,991,134

	Real Estate Management & Development – 0.4%

1,500	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	1,511,438

	Road & Rail – 0.3%

111	Hertz Corporation, Synthetic Term Loan	7.640%	12/21/12	BB+	111,893
885	Hertz Corporation, Term Loan B	7.670%	12/21/12	BB	891,238

996	Total Road & Rail				1,003,131

	Specialty Retail – 0.4%

1,500	Toys “R” Us, Inc., Term Loan WI/DD	TBD	TBD	B	1,499,375

	Textiles, Apparel & Luxury Goods – 0.5%

2,000	HanesBrands Inc., Term Loan	7.625%	8/15/13	BB-	2,015,208

	Trading Companies & Distributors – 0.5%

1,000	Ashtead Group Public Limited Company, Term Loan B	1.750%	8/01/11	B3	1,000,000
196	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	8.080%	1/20/14	B	199,309
804	Brenntag Holdings, Term Loan B2	8.080%	1/20/14	B	810,669

2,000	Total Trading Companies & Distributors				2,009,978

$99,373	Total Variable Rate Senior Loan Interests (cost $98,511,099)				98,640,545

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Emerging Markets Sovereign Debt and Foreign Corporate Bonds – 32.2% (22.2% of Total Investments)

	Argentina – 2.8%

$885	Argentine Beverages Financial Trust, 144A	7.375%	3/22/12	N/R	$902,700
555	Pan American Energy LLC, 144A	7.750%	2/09/12	Baa3	556,388
234	Republic of Argentina	2.000%	2/03/07	B	17,502
1,855	Republic of Argentina	11.417%	2/20/08	B	606,241
355	Republic of Argentina	7.000%	3/28/11	B	341,510
4,305	Republic of Argentina	3.010%	8/03/12	B+	3,032,873
779	Republic of Argentina	8.280%	12/31/33	B+	751,490
1,525	Republic of Argentina	5.830%	12/31/33	B	620,810
4,524	Republic of Argentina	1.330%	12/31/38	B+	1,979,250
1,200	Republic of Argentina	1.200%	12/31/38	B	625,403
545	Transportadora de Gas del Sur SA, Series B-A, Reg S	7.500%	12/15/13	CCC+	554,538

16,762	Total Argentina				9,988,705

	Brazil – 1.9%

510	Banco Bradesco S.A.	8.750%	10/24/13	A2	580,125
405	Centrais Eletricas Brasileiras S.A., 144A	7.750%	11/30/15	BB	421,200
400	Cia Brasileira de Bebidas	10.500%	12/15/11	BBB	484,000
595	Companhia Energetica de Sao Paulo, 144A	9.250%	8/11/13	B2	633,675
685	Cospipa Commercial Limited, 144A	8.250%	6/14/16	Baa2	726,100
1,075	Federative Republic of Brazil	8.000%	1/15/18	BB	1,183,575
585	Federative Republic of Brazil	8.875%	10/14/19	BB	695,272
1,005	Federative Republic of Brazil	8.250%	1/20/34	BB	1,158,263
760	JBS S.A., 144A	10.500%	8/04/16	B+	771,400

6,020	Total Brazil				6,653,610

	Bulgaria – 0.3%

1,100	Republic of Bulgaria, Reg S	8.250%	1/15/15	BBB	1,296,570

	Chile – 1.7%

565	Celulosa Arauco Y Constitucion	5.625%	4/20/15	BBB+	550,499
600	Coldelco Inc., Reg S	6.375%	11/30/12	A2	627,960
450	Coporacion Nacional del Cobre de Chile, Reg S	5.625%	9/21/35	Aa3	433,618
430	Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	Aa3	428,926
1,765	Corporacion Nacional del Cobre, 144A	4.750%	10/15/14	Aa3	1,668,668
245	Empresa Nacional del Petroleo, Reg S	6.750%	11/15/12	A	259,835
1,100	Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	1,040,852
550	Enersis SA	7.375%	1/15/14	BBB-	585,577
550	Republic of Chile	6.875%	4/28/09	A	571,725

6,255	Total Chile				6,167,660

	China – 0.2%

610	China Development Bank	5.000%	10/15/15	A	590,487

	Colombia – 1.5%

2,500,000	Republic of Colombia	11.750%	3/01/10	BB	1,187,032
1,580	Republic of Colombia	10.000%	1/23/12	BB	1,849,390
350	Republic of Colombia	8.250%	12/22/14	BB	388,150
1,080	Republic of Colombia	7.375%	1/27/17	BB	1,128,600
1,040	Republic of Colombia	7.375%	9/18/37	BB	1,055,600

2,504,050	Total Colombia				5,608,772

	Dominican Republic – 1.2%

3,891	Dominican Republic, Reg S	9.040%	1/23/18	B	4,348,190

	Ecuador – 0.6%

505	Republic of Ecuador, 144A	9.375%	12/15/15	CCC+	491,113
2,045	Republic of Ecuador, Reg S	10.000%	8/15/30	CCC+	1,891,625

2,550	Total Ecuador				2,382,738

	Egypt – 0.3%

7,500	Egypt Republic, Treasury Bill	0.000%	12/12/06	N/R	1,282,918

	El Salvador – 0.9%

1,275	Republic of El Salvador, 144A	7.650%	6/15/35	Baa3	1,373,813
750	Republic of El Salvador, Reg S	8.500%	7/25/11	Baa3	834,375
1,080	Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	1,209,600

3,105	Total El Salvador				3,417,788

	Hong Kong – 0.2%

890	Hong Kong, 144A	5.125%	8/01/14	AA	887,213

	Indonesia – 0.6%

390	Adaro Finance B.V., 144A	8.500%	12/08/10	Ba3	398,288
315	Excelcomindo Finance Company B.V., 144A	7.125%	1/18/13	BB-	314,213
6,000,000	Indonesia Republic	11.000%	11/15/20	BB+	633,862
705	Republic of Indonesia, 144A	7.250%	4/20/15	BB-	742,894

6,001,410	Total Indonesia				2,089,257

	Kazakhstan – 0.4%

1,040	Intergas Finance B.V., Reg S	6.875%	11/04/11	Baa2	1,065,248
212	Kazkommerts International BV, 144A	8.000%	11/03/15	Baa1	215,180
300	Tengizchevroil LLP, 144A	6.124%	11/15/14	BBB-	298,500

1,552	Total Kazakhstan				1,578,928

	Malaysia – 1.6%

1,570	Penerbangan Malaysia Berhad	5.625%	3/15/16	A-	1,579,586
1,125	Petronas Capital Limited	7.000%	5/22/12	A1	1,212,684
200	Petronas Capital Limited	7.875%	5/22/22	A-	243,278
1,100	Republic of Malaysia	8.750%	6/01/09	A-	1,193,133
1,000	Republic of Malaysia	7.500%	7/15/11	A-	1,090,444
550	Sarawak International Inc.	5.500%	8/03/15	A-	536,851

5,545	Total Malaysia				5,855,976

	Mexico – 1.4%

895	Conproca SA, Reg S	12.000%	6/16/10	BBB-	1,031,488
830	Pemex Project Funding Master Trust	5.750%	12/15/15	Baa1	811,948
1,200	Pemex Project Funding Master Trust	8.500%	2/15/08	Baa1	1,244,100
590	Pemex Project Funding Master Trust	9.375%	12/02/08	Baa1	634,545
275	Petroleos Mexicanos	8.850%	9/15/07	Baa1	283,938
12,350	United Mexican States	9.500%	12/18/14	A	1,207,703

16,140	Total Mexico				5,213,722

	Panama – 1.5%

990	Republic of Panama	9.625%	2/08/11	Ba1	1,136,025
450	Republic of Panama	7.250%	3/15/15	Ba1	482,625
3,399	Republic of Panama	6.700%	1/26/36	Ba1	3,382,005
575	Republic of Panama	7.125%	1/29/26	Ba1	605,188

5,414	Total Panama				5,605,843

	Peru – 1.3%

805	Republic of Peru	9.125%	2/21/12	BB	927,763
600	Republic of Peru	9.875%	2/06/15	BB	745,500
1,083	Republic of Peru	5.000%	3/07/17	BB	1,073,524
576	Republic of Peru	4.250%	3/07/17	BB	568,800
575	Republic of Peru	7.350%	7/21/25	BB	615,825
860	Republic of Peru	8.750%	11/21/33	BB	1,057,800

4,499	Total Peru				4,989,212

	Philipines – 1.1%

255	Bangko Sentral ng Pilipinas	8.600%	6/15/27	BB-	286,238
780	Republic of the Philippines	8.375%	2/15/11	BB-	846,300
210	Republic of the Philippines	8.250%	1/15/14	BB-	229,688
1,275	Republic of the Philippines	9.375%	1/18/17	BB-	1,510,875
1,268	Republic of the Philippines	7.750%	1/14/31	BB-	1,329,815

3,788	Total Philipines				4,202,916

	Qatar – 0.6%

285	Ras Laffan Liquefied Natural Gas Co., Ltd., 144A	3.437%	9/15/09	A-	276,230
597	Ras Laffan Liquified Natural Gas Company Limited, Reg S	3.437%	9/15/09	A-	579,710
575	Ras Laffan Liquified Natural Gas II, Reg S	5.298%	9/30/20	A1	559,691
550	State of Qatar, Reg S	9.750%	6/15/30	A+	816,750

2,007	Total Qatar				2,232,381

	Russian Federation – 3.3%

525	Gazprom	10.500%	10/21/09	Baa1	595,245
763	GazStream SA, Series 144A	5.625%	7/22/13	Baa1	760,012
2,675	Russia Federation, Reg S	5.000%	3/31/30	BBB+	2,991,982
2,050	Russia Ministry of Finance	3.000%	5/14/08	BBB+	1,971,690
2,305	Russian Agricultural Bank, 144A	7.175%	5/16/13	A3	2,402,963
750	Russian Federation, Reg S	11.000%	7/24/18	BBB+	1,083,916
400	Russian Ministry of Finance, Reg S	12.750%	6/24/28	BB+	718,926
550	Saving Bank of the Russian Federation	6.230%	2/11/15	Baa2	555,253
1,000	VTB Capital SA, Series 144A	7.500%	10/12/11	A2	1,065,000

11,018	Total Russian Federation				12,144,987

	Serbia – 0.6%

2,500	Republic of Serbia, 144A	3.750%	11/01/24	BB-	2,237,500

	South Africa – 1.3%

3,255	Republic of South Africa	9.125%	5/19/09	BBB+	3,543,881
1,140	Republic of South Africa	7.375%	4/25/12	BBB+	1,235,475

4,395	Total South Africa				4,779,356

	South Korea – 0.5%

2,020	Korea Development Bank	4.625%	9/16/10	A	1,971,991

	Thailand – 0.1%

250	Bangkok Bank Public Company Limited, Reg S	9.025%	3/15/29	BBB	306,750

	Trinidad and Tobago – 0.7%

945	First Citizens Saint Lucia Limited, Reg S	5.125%	2/14/11	A2	932,618
180	National Gas Company of Trinidad and Tobago, 144A	6.050%	1/15/36	A3	173,370
1,233	Republic of Trinidad and Tobago, Reg S	9.750%	7/01/20	A-	1,681,849

2,358	Total Trinidad and Tobago				2,787,837

	Tunisia – 0.6%

2,065	Banque de Tunisie	7.375%	4/25/12	BBB	2,248,785

	Turkey – 1.0%

500	Republic of Turkey	9.500%	1/15/14	BB-	571,250
270	Republic of Turkey	7.250%	3/15/15	BB-	272,700
1,260	Republic of Turkey	7.000%	9/26/16	BB-	1,241,100
910	Republic of Turkey	8.000%	2/14/34	BB-	944,125
875	Republic of Turkey	6.875%	3/17/36	BB-	798,438

3,815	Total Turkey				3,827,613

	Ukraine – 1.2%

2,585	Republic of Ukraine, Reg S	6.875%	3/04/11	BB-	2,630,496
1,055	Republic of Ukraine, Reg S	7.650%	6/11/13	BB-	1,116,612
615	Ukraine Export-Import Bank Loan Participation with Credit Suisse International	8.400%	2/09/16	Ba2	603,008
215	Ukraine Government, Reg S	11.000%	3/15/07	B1	219,809

4,470	Total Ukraine				4,569,925

	Uruguay – 1.4%

14,890	Oriental Republic of Uruguay	5.000%	9/14/18	B	647,432
580	Oriental Republic of Uruguay	7.625%	3/21/36	B+	581,450
2,150	Republic of Uruguay	7.250%	2/15/11	B+	2,216,650
1,680	Republic of Uruguay	8.000%	11/18/22	B+	1,780,800
116	Republic of Uruguay	5.875%	1/15/33	B+	120,796

19,416	Total Uruguay				5,347,128

	Venezuela – 0.8%

505	Petrozuata Finance Inc., Reg S	8.220%	4/01/17	Ba3	493,638
1,935	Republic of Venezuela, Reg S	5.375%	8/07/10	B+	1,881,788
500	Republic of Venezuela, Reg S	6.511%	4/20/11	BB-	496,625
125	Republic of Venezuela	8.500%	10/08/14	BB-	138,750

3,065	Total Venezuela				3,010,801

	Vietnam – 0.6%

2,346	Socialist Republic of Vietnam	6.250%	3/12/16	BB-	2,356,586

$8,650,806	Total Emerging Markets Sovereign Debt and Foreign Corporate Bonds (cost $116,603,337)				119,982,145

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 2.2% (1.5% of Total Investments)

	Hotels, Restaurants & Leisure – 1.1%

$2,000	Aztar Corporation	9.000%	8/15/11	Ba3	$2,097,500
2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	2,020,000

4,000	Total Hotels, Restaurants & Leisure				4,117,500

	Household Durables – 1.1%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,043,332
2,000	KB Home	8.625%	12/15/08	Ba2	2,059,740

4,000	Total Household Durables				4,103,072

$8,000	Total Corporate Bonds (cost $8,334,582)				8,220,572

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 10.6% (7.3% of Total Investments)

$39,347	Repurchase Agreement with State Street Bank, dated 9/29/06, repurchase price $39,363,123, collateralized by $41,590,000 U.S. Treasury Notes, 4.000%, due 2/15/15, value $40,134,350	4.800%	10/02/06	$39,347,384

	Total Short-Term Investments (cost $39,347,384)			39,347,384

	Total Investments (cost $464,380,237) – 145.0%			539,643,915

	Borrowing Payable – (12.1)% (8)			(45,000,000)

	Other Assets Less Liabilities – (0.7)%			(2,504,029)

	FundPreferred Shares, at Liquidation Value – (32.2)%			(120,000,000)

	Net Assets Applicable to Common Shares – 100%			$372,139,886

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2006:

					Unrealized
					Appreciation
	Amount	In Exchange For	Amount	Settlement	(Depreciation)
Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Colombian Peso	2,837,800,000	U.S. Dollar	1,167,339	12/20/06	$8,466
Euro	66,000	U.S. Dollar	85,110	12/20/06	(1,053)
Euro	127,000	U.S. Dollar	163,800	12/20/06	(2,053)
Euro	129,000	U.S. Dollar	166,191	12/20/06	(1,897)
Euro	184,000	U.S. Dollar	237,559	12/20/06	(3,217)
U.S. Dollar	2,513,105	Peruvian Nouveau Sol	8,150,000	3/21/07	(4,787)

					$(4,541)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to September 30, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at September 30, 2006.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at September 30, 2006.

(8)	Borrowings payable as a percentage of total investments is (8.3)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Reg S
Regulation S allows U.S. companies to sell securities to persons or entities located outside of the U.S. without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, recognition of income on REIT investments, and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2006, the cost of investments was $465,913,674.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2006, were as follows:

Gross unrealized:
Appreciation	$77,917,755
Depreciation	(4,187,514)

Net unrealized appreciation (depreciation) of investments	$73,730,241

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Diversified Dividend and Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date November 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2006

*	Print the name and title of each signing officer under his or her signature.